Long-Term Borrowings- Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Balance at beginning of year	$ 4,220	$ 5,899
Other changes:
Ending Balance	0	$ 57,339
Long-term borrowings [member]
IFRS Statement [Line Items]
Balance at beginning of year	0
Change from financing activities:
Proceeds from borrowings	60,000
Repayments of borrowings	(1,500)
Total changes from financing activities	58,500
Other changes:
Effect of exchange rate changes	0
Total liability-related other changes	0
Ending Balance	$ 58,500